Other liabilities (Tables)	12 Months Ended
Mar. 31, 2026
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Disclosure Of Detailed Information About Other Liabilities Explanatory

	As at March 31,
	2025		2026
Non-current
Statutory and other liabilities	₹	12,757	₹	17,877
Employee benefits obligations		4,362		5,165
	₹	17,119	₹	23,042
Current
Employee benefits obligations	₹	16,001	₹	17,967
Statutory and other liabilities		14,295		16,012
Advance from customers		790		822
	₹	31,086	₹	34,801
	₹	48,205	₹	57,843